Schedule of Investments (unaudited)
September 30, 2024
BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Energy Equipment & Services — 3.9%
Saipem SpA(a)	2,501,949	$ 5,528,539
TechnipFMC PLC	235,052	6,165,414
Tenaris SA	203,250	3,225,960
		14,919,913
Oil, Gas & Consumable Fuels — 94.6%
ARC Resources Ltd.	298,218	5,040,676
Cameco Corp.	111,150	5,309,920
Canadian Natural Resources Ltd.	466,961	15,506,095
Cheniere Energy, Inc.	73,954	13,299,887
Chevron Corp.(b)	106,072	15,621,224
ConocoPhillips(c)	230,538	24,271,001
Diamondback Energy, Inc.	53,367	9,200,471
Eni SpA	570,886	8,687,475
EOG Resources, Inc.	120,750	14,843,798
Exxon Mobil Corp.(b)(c)	676,544	79,304,488
Gazprom PJSC(a)(d)	879,200	95
Gaztransport Et Technigaz SA	27,300	3,860,140
Hess Corp.	79,723	10,826,383
Keyera Corp.	193,700	6,039,653
Kosmos Energy Ltd.(a)	348,784	1,405,600
Marathon Petroleum Corp.	73,965	12,049,638
Neste OYJ	254,950	4,953,183
Pembina Pipeline Corp.	307,455	12,673,752
Permian Resources Corp., Class A	556,190	7,569,746
Shell PLC, ADR	611,349	40,318,467
Targa Resources Corp.	95,220	14,093,512
TC Energy Corp.	147,129	6,993,917
TotalEnergies SE	437,994	28,441,262
Tourmaline Oil Corp.	116,989	5,433,161
Williams Cos., Inc.	343,539	15,682,555
		361,426,099
Total Long-Term Investments — 98.5% (Cost: $254,308,341)		376,346,012
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(e)(f)	11,541,215	$ 11,541,215
Total Short-Term Securities — 3.0% (Cost: $11,541,215)		11,541,215
Total Investments Before Options Written — 101.5% (Cost: $265,849,556)		387,887,227
Options Written — (0.6)% (Premiums Received: $(2,718,768))		(2,260,752)
Total Investments, Net of Options Written — 100.9% (Cost: $263,130,788)		385,626,475
Liabilities in Excess of Other Assets — (0.9)%		(3,471,381)
Net Assets — 100.0%		$ 382,155,094

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 3,612,320	$ 7,928,895 (a)	$ —	$ —	$ —	$ 11,541,215	11,541,215	$ 267,873	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	211	10/04/24	USD	115.00	USD	2,221	$ (2,532)
Exxon Mobil Corp.	233	10/04/24	USD	119.00	USD	2,731	(12,582)
Shell PLC, ADR	455	10/04/24	USD	74.00	USD	3,001	(34,125)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cheniere Energy, Inc.	73	10/11/24	USD	185.00	USD	1,313	$ (5,658)
Shell PLC, ADR	170	10/11/24	USD	71.00	USD	1,121	(1,700)
Shell PLC, ADR	29	10/11/24	USD	70.00	USD	191	(363)
ARC Resources Ltd.	489	10/18/24	CAD	26.00	CAD	1,118	(1,446)
Cameco Corp.	181	10/18/24	CAD	58.00	CAD	1,169	(95,020)
Canadian Natural Resources Ltd.	152	10/18/24	CAD	52.00	CAD	683	(674)
Chevron Corp.	123	10/18/24	USD	155.00	USD	1,811	(6,335)
ConocoPhillips	355	10/18/24	USD	115.00	USD	3,737	(7,278)
EOG Resources, Inc.	91	10/18/24	USD	125.00	USD	1,119	(14,560)
Exxon Mobil Corp.	332	10/18/24	USD	120.00	USD	3,892	(38,346)
Marathon Petroleum Corp.	136	10/18/24	USD	170.00	USD	2,216	(24,480)
Permian Resources Corp., Class A	847	10/18/24	USD	16.00	USD	1,153	(4,235)
Shell PLC, ADR	267	10/18/24	USD	72.50	USD	1,761	(2,670)
Targa Resources Corp.	150	10/18/24	USD	155.00	USD	2,220	(18,000)
TechnipFMC PLC	435	10/18/24	USD	29.00	USD	1,141	(5,438)
Tourmaline Oil Corp.	190	10/18/24	CAD	61.00	CAD	1,193	(35,543)
Williams Cos., Inc.	441	10/18/24	USD	46.00	USD	2,013	(29,767)
Cheniere Energy, Inc.	84	10/25/24	USD	185.00	USD	1,511	(15,120)
Chevron Corp.	132	10/25/24	USD	145.00	USD	1,944	(65,340)
Diamondback Energy, Inc.	42	10/25/24	USD	180.00	USD	724	(10,500)
EOG Resources, Inc.	91	10/25/24	USD	124.00	USD	1,119	(21,612)
Exxon Mobil Corp.	820	10/25/24	USD	118.00	USD	9,612	(202,540)
Marathon Petroleum Corp.	102	10/25/24	USD	170.00	USD	1,662	(25,398)
Shell PLC, ADR	500	10/25/24	USD	69.00	USD	3,298	(20,000)
Williams Cos., Inc.	479	10/25/24	USD	46.00	USD	2,187	(52,690)
Cheniere Energy, Inc.	83	11/01/24	USD	185.00	USD	1,493	(21,995)
Chevron Corp.	166	11/01/24	USD	150.00	USD	2,445	(50,215)
ConocoPhillips	185	11/01/24	USD	106.00	USD	1,948	(61,050)
EOG Resources, Inc.	186	11/01/24	USD	128.00	USD	2,286	(22,785)
Exxon Mobil Corp.	426	11/01/24	USD	119.00	USD	4,994	(110,334)
Hess Corp.	191	11/01/24	USD	136.00	USD	2,594	(84,040)
Shell PLC, ADR	275	11/01/24	USD	70.00	USD	1,814	(12,375)
Diamondback Energy, Inc.	131	11/08/24	USD	180.00	USD	2,258	(55,675)
ARC Resources Ltd.	482	11/15/24	CAD	24.00	CAD	1,102	(17,641)
Cameco Corp.	181	11/15/24	CAD	64.00	CAD	1,169	(59,889)
Canadian Natural Resources Ltd.	1,369	11/15/24	CAD	46.00	CAD	6,148	(129,566)
Exxon Mobil Corp.	421	11/15/24	USD	120.00	USD	4,935	(123,984)
Hess Corp.	68	11/15/24	USD	140.00	USD	923	(22,780)
Permian Resources Corp., Class A	964	11/15/24	USD	14.24	USD	1,312	(45,587)
Shell PLC, ADR	274	11/15/24	USD	72.50	USD	1,807	(9,590)
TechnipFMC PLC	330	11/15/24	USD	26.17	USD	866	(46,046)
Tourmaline Oil Corp.	190	11/15/24	CAD	61.50	CAD	1,193	(44,253)
Williams Cos., Inc.	14	11/15/24	USD	46.00	USD	64	(2,030)
Pembina Pipeline Corp.	886	12/20/24	CAD	56.00	CAD	4,939	(91,715)
							$ (1,765,502)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TotalEnergies SE	UBS AG	4,600	10/01/24	EUR	63.37	EUR	268	$ —
Eni SpA	Bank of America N.A.	93,200	10/02/24	EUR	14.43	EUR	1,274	—
Gaztransport Et Technigaz SA	Citibank N.A.	5,100	10/03/24	EUR	138.52	EUR	648	—
Saipem SpA	Goldman Sachs International	560,000	10/08/24	EUR	2.05	EUR	1,112	(11,563)
Neste OYJ	Morgan Stanley & Co. International PLC	41,500	10/10/24	EUR	20.24	EUR	724	(94)
TotalEnergies SE	Goldman Sachs International	49,700	10/10/24	EUR	62.54	EUR	2,899	(2,857)
TC Energy Corp.	Morgan Stanley & Co. International PLC	30,700	10/11/24	CAD	60.19	CAD	1,974	(98,358)
Targa Resources Corp.	JPMorgan Chase Bank N.A.	14,200	10/21/24	USD	142.85	USD	2,102	(92,235)
TC Energy Corp.	Morgan Stanley & Co. International PLC	19,400	10/24/24	CAD	61.90	CAD	1,247	(44,087)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Neste OYJ	Bank of America N.A.	41,500	10/30/24	EUR	20.43	EUR	724	$ (2,731)
Eni SpA	Citibank N.A.	92,800	11/08/24	EUR	14.66	EUR	1,269	(10,491)
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	11,500	11/08/24	CAD	55.41	CAD	641	(10,724)
TC Energy Corp.	Royal Bank of Canada	35,700	11/12/24	CAD	63.34	CAD	2,295	(58,876)
Saipem SpA	Goldman Sachs International	239,400	11/14/24	EUR	2.01	EUR	475	(26,473)
Tenaris SA	Citibank N.A.	66,300	11/14/24	EUR	14.42	EUR	945	(36,080)
TotalEnergies SE	Bank of America N.A.	81,100	11/14/24	EUR	60.77	EUR	4,731	(100,681)
								$ (495,250)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 6,165,414	$ 8,754,499	$ —	$ 14,919,913
Oil, Gas & Consumable Fuels	315,483,944	45,942,060	95	361,426,099
Short-Term Securities
Money Market Funds	11,541,215	—	—	11,541,215
	$333,190,573	$54,696,559	$95	$387,887,227
Derivative Financial Instruments(a)
Equity Contracts	$ —	$ —	$ —	$ —
Liabilities
Equity Contracts	(1,673,869)	(586,883)	—	(2,260,752)
	$(1,673,869)	$(586,883)	$—	$(2,260,752)

(a)	Derivative financial instruments are options written. Options written are shown at value.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Energy and Resources Trust (BGR)

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company